SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 23, 2017	Apr. 26, 2016	Jan. 21, 2016	Jan. 21, 2015	Nov. 15, 2011
Class of Stock [Line Items]
Stock repurchased (in shares)						1,153,136	967,199
Stock repurchased				$ 0	$ 16,854	$ 16,854	$ 13,498
Shareholders with certain limited exceptions													5.00%
Beneficial ownership level													4.99%
Earnings Per Share Reconciliation [Abstract]
Net income						$ 22,766	$ 20,017	$ 18,021
Weighted average shares outstanding (in shares)	[1]	21,334,000	21,232,000	21,325,000	21,421,000	21,378,000	22,716,000	22,927,000
Effect of stock options (in shares)		138,000	149,000	144,000	150,000	151,000	119,000	124,000
Stock units for deferred compensation plan for non-employee directors (in shares)		121,000	116,000	120,000	115,000	115,000	112,000	114,000
Performance share units (in shares)		59,000	52,000	57,000	42,000	48,000	0	0
Restricted stock units (in shares)		0	0	0	46,000	35,000	233,000	306,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		21,652,000	21,549,000	21,646,000	21,774,000	21,727,000	23,180,000	23,471,000
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 0.32	$ 0.30	$ 0.88	$ 0.79	$ 1.06	$ 0.88	$ 0.79
Diluted (in dollars per share)		$ 0.32	$ 0.30	$ 0.87	$ 0.78	$ 1.05	$ 0.86	$ 0.77
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased									5.00%		5.00%	5.00%
Stock repurchase program, additional authorized amount										$ 5,000
Stock repurchased (in shares)						1,153,136	967,199
Stock repurchased						$ 16,900	$ 13,500
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	30,000	0	30,000	0	30,000	30,000

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.